Investments in associates	12 Months Ended
Dec. 31, 2025
Disclosure of associates [Abstract]
Investments in associates [Text Block]

9. Investments in associates

	2025	2024
	$	$

Balance - January 1	43,262	87,444
Share of loss, net (i)	(14,178)	(30,025)
Share of other comprehensive (loss) income, net (i)	(601)	463
Net loss on ownership dilution (ii)	-	(9,300)
Gain on deemed disposal (iii)	54,439	-
Transfers to other investments (Note 10) (iii)	(84,502)	-
Foreign exchange revaluation impact	1,580	(5,320)
Balance - December 31	-	43,262

(i) The net shares of income (or loss) and comprehensive income (or loss) were adjusted to the extent that management is aware of material events that affect the associates' net income (or loss) and comprehensive income (or loss) during the period where earnings in equity accounted for investments are recorded on up-to a 3-month lag basis, which was the case for the investment in Osisko Development Corp. ("Osisko Development").

(ii) In October and November 2024, Osisko Development completed private placements, which reduced the ownership percentage from 39.01% to 24.41% and resulted in a loss on dilution of $9.3 million.

(iii) In August 2025, Osisko Development completed a further private placement, which reduced the Company's ownership percentage from 24.15% to 13.97%, and based on the investment agreement also impacted the nomination rights to the board of directors of Osisko Development. As a result of these changes, among other considerations, the Company has concluded that it has lost its significant influence over the investee for accounting purposes and that it was therefore no longer considered an associate. In August 2025, the carrying amount of the equity accounted investment was derecognised and the retained interest in Osisko Development was revalued at its fair value (i.e. quoted market price), which generated a gain on deemed disposal of an associate of $54.4 million, and accumulated other comprehensive loss of $1.1 million was reclassified to the statement of income. The retained interest in Osisko Development has been designated as an equity investment at fair value through other comprehensive income or loss on initial recognition without subsequent reclassification to net income or loss.

Material investment

As of December 31, 2024, Osisko Development was the only material associate of the Company. Osisko Development is a Canadian gold exploration and development company focused on the acquisition, exploration and development of precious metals resource properties in North America. OR Royalties owns a 5% NSR royalty on the Cariboo gold project and a 2.5% metals stream on Tintic property, both owned by Osisko Development.

As indicated above, Osisko Development ceased to be considered as an associate in August 2025. The financial information of Osisko Development for the year 2024 is presented below and includes adjustments, where applicable, to the accounting policies of the associate to conform to those of the Company. The information presented includes a three-month lag as the financial information of the associate was not available prior to the approval of the consolidated financial statements of the Company.

Osisko Development
2024 (i)
$

Current assets	42,949
Non-current assets	525,269
Current liabilities	(90,842)
Non-current liabilities	(85,590)
Net assets	391,786

Revenues	8,421
Net loss	(153,087)
Other comprehensive income	1,440
Comprehensive loss	(151,647)

Material investment - Reconciliation to carrying amounts

Osisko Development (i)
2024
$

Opening net assets, at lag	538,570
Loss for the period	(153,087)
Other comprehensive gain for the period	1,440
Other equity transactions, impact of foreign exchange variations and others	4,863
Closing net assets, at lag	391,786

Company's share in % (ii)	39.7%
Company's share in $, at lag	155,539
Initial recognition impairment (iii)	(73,039)
Investment impairment (iv)	(17,590)
Impact of dilution, foreign exchange variations and others	(12,348)
Carrying amount, at lag	52,562
Adjustments for events during the lag period (iv), (v)	(9,300)
Carrying amount, as per balance sheet	43,262

Fair value of investment (vi)	54,210

(i) Information is for the reconstructed twelve months ended September 30, 2024.

(ii) As at September 30, 2024.

(iii) Reflects the initial write-down to the notional value of acquired non-current assets upon deconsolidation of Osisko Development as a subsidiary and recognition as an associate recorded at fair value under IAS 28. Any related subsequent impairments of non-current assets recorded by the associate (through the net loss for the period) are appropriately adjusted against this initial amount.

(iv) In 2024, Osisko Development recognized an impairment charge, which partially offset the impairment of $48.8 million booked by the Company in 2023.

(v) In October and November 2024, Osisko Development completed private and brokered placements, which reduced the ownership percentage of the Company from 39.7% to 24.4% and resulted in a loss on dilution of $9.3 million.

(vi) Based on the quoted share price on an active stock exchange as at December 31, 2024.

Investments in immaterial associates

As at December 31, 2024, the Company had interests in certain individually immaterial associates that are accounted for using the equity method. The aggregate amount of the Company's share of net loss and other comprehensive income of these immaterial associates was nil in 2024. As at December 31, 2024, the carrying value and the fair value of the immaterial investments are deemed to be nil as they were fully impaired. As of December 31, 2025, the Company had no immaterial associates.